As filed with the Securities and Exchange Commission on August 31, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland
, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland
, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 – June 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
JUNE 30, 2021
( Unaudited )

Table of Contents
A Message to Our Shareholders 1
Performance Chart and Analysis 8
Schedule of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statements of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Additional Information 21

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2021
Dear Fellow Shareholder,
The Polaris Global Value Fund (“the Fund”) gained 13.84% in the semi-annual period, outperforming the MSCI World
Index, which returned 13.05%. We are pleased with the result for the six-month period, which was punctuated by extreme volatility. Global equity markets rose dramatically in the first quarter on the promise of widespread COVID-19 vaccine distribution that could jumpstart gross domestic product (GDP) growth. By the second quarter, uneven vaccine rollout proved problematic worldwide as many countries faced supply shortfalls and upticks in COVID-19 cases. Value stocks geared toward an economic recovery dominated from January to May, only to lose steam in June as the COVID-19 Delta variant caused new lockdowns, global supply chain shortages and new debate on the trajectory of inflation. In the long run, we believe value stock earnings and multiples should benefit as economic growth increases and interest rates normalize. The inverse is typically true for growth stock multiples, which may be pressured by higher real interest rates. In the interim, we expect a few more quarters of COVID-19 related volatility, along with periods of short-term GDP weakness.
Polaris was the recipient of a 2021 Refinitiv Lipper Fund Award. The Polaris Global Value Fund posted the strongest risk-
adjusted returns in the global multi-cap value fund category for the 10-year period through November 30, 2020. In the
Lipper Global Multi-Cap Value Fund Universe, a total of 62 funds over a 10-year period were eligible for this category distinction. The Fund has been recognized with Lipper Awards many times in the past, including 2014, 2015, 2016, 2017,
2018, 2019 and 2020, entering the rankings for 3-, 5- and 10-year periods.
*Inception-to-date (Inception 7/31/1989)
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Returns for more than one year are annualized. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.
For the most recent month end performance, please call (888) 263-5594. Short-term performance is not a good indication of the Fund's future performance and an investment should not be made based solely on returns.
SIX-MONTH PERFORMANCE ANALYSIS:
The Fund outperformed in the majority of sectors, including consumer discretionary, communication services, health care, industrials, energy, consumer staples and utilities. Financials were the largest contributor due to weighting, although the Fund nominally underperformed the sector benchmark. Real estate was the only absolute detractor, as Daito Trust
Construction’s face-to-face sales model was impinged by COVID-19 social distancing requirements. On a country basis, emerging markets declined, impacted by the aforementioned vaccine distribution issues, with losses in out-of-benchmark
Taiwan (Catcher Technology), Thailand (Siam Commercial Bank) and Colombia (Bancolombia). Holdings in the U.S.
contributed to the vast majority of portfolio gains, followed by the United Kingdom, South Korea, France, the Nordic
regions and parts of developed Europe. Half of the top ten contributors were from the U.S., including: Crocs Inc., Capital
One Financial, Marathon Petroleum, Webster Financial Corp. and Laboratory Corp of America.
2021 Annualized As of  June 30, 2021
YTD Q II Q I 1 Yr 3 Yrs 5 Yrs 10 Yrs 15 Yrs 20 Yrs ITD
Polaris Global Value Fund 13.84% 2.70% 10.89% 49.96% 9.65% 12.49% 10.26% 6.92% 9.31% 9.65%
MSCI World Index, net dividends reinvested 13.05% 7.74% 4.92% 39.04% 14.99% 14.83% 10.65% 7.79% 7.27% 7.38%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2021
Capital One Financial jumped more than 50% during the semi-annual period, as consumer balance sheets improved and technology initiatives paid off. More aggressive marketing practices were announced, signaling optimism from a company that worked diligently to insulate itself from COVID-19 economic exposure in 2020. Ameris Bancorp reported strong mortgage banking activity, maintained net interest margins and significantly reduced non-performing assets. Webster
Financial noted quarterly loan growth, driven by commercial real estate and commercial demand as well as PPP loans. Loan loss reserves decreased and deposit demand rose. As suburban-oriented banks, Webster and Ameris are also benefitting from the COVID-19 induced “big city flight” to the suburbs; housing demand, and thus demand for mortgages, ramped up considerably. Puerto Rico-based Popular Inc. reported record net income, due to higher net interest income and good expense controls. Popular had signaled for quite some time that, if the Current Expected Credit Losses requirements were relaxed, surplus capital could be redeployed for stock buybacks and dividends, both of which have been put into play. The only decliner of note was Bancolombia SA, which reported an earnings net loss, decreased interest income and higher loan loss provisions to cover their consumer portfolio. Strategic efforts to offset lost interest income proved fruitful; Bancolombia had higher net fees and income from services and adeptly executed cost-cutting efforts.
Consumer discretionary holdings outperformed the sector benchmark by more than 10%, making this the second highest contributor for the period. Crocs Inc. was the single best Fund performer, up 85% after reporting record quarterly earnings and margins, driven by sales in the digital channel, Americas, and direct-to-consumer. South Korean auto manufacturer,
Kia Corp., posted robust quarterly revenues, with improved product mix and sales of newer SUV models. Canadian auto supplier, Magna International, advanced as the company reported quarterly revenues ahead of expectations after vehicle production surprised on the upside and the company continued to display strong operating performance, which was reflected in better bottom-line results.
Rounding out the top three sector contributors, communication services recovered markedly from 2020, with stock price gains from Cineworld Group, Cinemark (purchased in late 2020 under the same premise as a Cineworld recovery) and
Publicis Groupe. Cineworld released fourth quarter 2020 earnings; in conjunction with the results, the theater operator announced a deal with Warner Brothers for an exclusive 45-day movie theater window for new releases. Cineworld also secured additional liquidity in the form of $200 million in convertible bonds, while they await a $200 million tax refund through the Coronavirus Aid, Relief, and Economic Security Act. U.S. theaters subsequently reopened with a number of blockbusters drawing in audiences. Publicis Groupe exceeded earnings expectations, with an organic revenue uptick in the U.S. driven by data business, Epsilon, as well as an increase in digital-media spending and data management services.
The company is grabbing a disproportionate amount of client investment in digital channels, e-commerce and direct-to-
consumer advertising, with big-name clients like Kraft Heinz, Pfizer, Visa and TikTok. More clients may seek out Publicis’
advertising technology when Google stops selling targeted web ads and removes third-party cookies from Chrome browsers by 2022.
In health care, Laboratory Corp of America had strong results driven by revenue growth in the diagnostic and drug development businesses. The company noted a return to pre-pandemic health routines, with more patients visiting their healthcare providers and scheduling testing. Revenue growth was also attributable to ongoing COVID-19 PCR and antibody testing. CVS Health reported better-than-expected first quarter results, mainly driven by Aetna and pharmacy business manager relationships. The company’s COVID response, offering both testing and vaccines, validated their strategic business model directing people into their pharmacies for healthcare procedures, not just prescriptions. Both U.S.

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2021
health insurers, Anthem Inc. and UnitedHealth Group, gained traction. Anthem reaffirmed 2021 guidance and delivered a positive outlook on growth trajectory from 2021 to 2025, while also announcing the acquisitions of a home-based nursing management company, myNEXUS, Inc.
Double-digit gains from Weichai Power, Valmet OYJ, General Dynamics Corp., Andritz and Loomis AB topped industrial sector gains. Weichai Power, the Chinese engine/gearbox manufacturer for heavy vehicles, rose heavy truck sales hit another record high in January 2021. Shareholders also approved a proposed capital raise to invest in hydrogen fuel cells, high-end China 6 engines, large diameter industrial engines, and hydraulic powertrains. In keeping with the clean energy trend, Weichai signed a deal to acquire a 19.9% stake in Canadian-firm Ballard Powers System Inc. Austrian industrial machinery company, Andritz, reported favorable earnings with order intake nearing pre-pandemic levels across its Pulp &
Paper, Hydro Power and Metals divisions. Competitor Valmet reported a record number of orders received and estimated its sales will increase in 2021.
Conversely, the Fund portfolio was underweight the IT sector and underperformed due to lackluster results from Catcher
Technology and Brother Industries. Science Applications International, which provides IT services to the U.S. government, traded down on market concerns about budget priorities under the new Biden administration.
Performance from the materials sector was underwhelming, even though we expect the sector to do better in a continued
cyclical recovery, as orders pick up and higher costs are passed on to consumers. In mid-May, copper prices were at an all-time high amid an environment of tight supply but fell off by June, hurting Chilean copper miner, Antofagasta. The company was also weighed down by ongoing royalty discussions between the new Chilean administration, whereby the potential tax on the mining companies would enable the government to afford to pay for COVID-19 social funds. Following strong performance at the end of 2020, Methanex reversed course. Even though methanol prices remain high, Methanex is hampered by gas supply constraints due to idled natural gas plants in New Zealand and Trinidad.
During the six-month period, two health care companies, Alexion Pharmaceuticals and Quest Diagnostics, were sold at a profit. As previously stated, Alexion was sold after it became an acquisition target of AstraZeneca. A long-time holding,
Quest Diagnostics, was sold as it reached valuation limits on positive cash flows from COVID-19 testing. Tapestry Inc.
was sold as it reached our target valuation, while U.K.-listed Signature Aviation was exited after the stock price jumped on news of its acquisition by Global Infrastructure Partners. Franklin Resources was also sold on concerns about negative fund flows. Proceeds were redeployed to purchase more attractively-priced companies: Irish biopharmaceutical company,
Jazz Pharmaceuticals, Canadian base metals miner, Lundin Mining, U.S.-based biopharmaceutical producer, United
Therapeutics Corp., and three Japanese companies, construction/real estate firm, Daito Trust Construction, diversified business conglomerate, Marubeni Corp., and consumer printer/ink supply company, Brother Industries. Jazz continues to build out its novel product pipeline in neuroscience and oncology, while acquiring GW Pharmaceutical, which specializes in cannabinoid-based medicines. A pullback in copper prices afforded the perfect opportunity to add Lundin Mining to the Fund portfolio. This Canadian listed miner has a portfolio of mines in South America and Europe, is conservatively managed and has sustainable cash flow.

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2021
The following table shows the Fund’s asset allocation at June 30, 2021.
Table may not cross foot due to rounding.
INVESTMENT ENVIRONMENT AND STRATEGY:
Over the next year or two, we expect an uneven economic recovery as COVID-19 laden countries will take longer to recover than those with higher vaccination rates. Add to this equation cautious governments and businesses that may mandate short-term shutdowns as the Delta variant and other COVID-19 mutations circulate. On this backdrop, we expect some global market volatility, as evidenced by the stock market run-up in late 2020, followed by a period of flattening prices from
January-May 2021, followed by another growth push in June 2021. Sector rotation has swung wildly during this period, from value-oriented materials and financials seeing strong gains in the early part of 2021, only to be replaced by tech high-
flyers with overheated growth multiples. Volatility will continue as stimulus measures subside and economies adjust, with spurts of inflation expected. We are aware of these macro-economic trends while remaining true to our bottom-up stock picking discipline.
Shortages, bottlenecks and a year-long bull market in commodities has been pushing materials prices higher; those supply issues have been amplified by a boom in demand, as consumer confidence rose on a post-pandemic future. As a result, companies that previously absorbed price increases, by boosting efficiency in their production or service processes, are passing along those price increases to customers. Price increases are here for longer than we normally expect, as demand continues to outpace slowly ramping-up logistics/supply chains, especially those in geographies with unbalanced vaccine rollout. This outlook is a departure from the deflationary forces we have discussed in prior outlooks. Portfolio companies that can manage in a deflationary economy are aptly positioned to take advantage of higher price trends, especially those in price-sensitive consumer discretionary and materials sectors. We are very satisfied with our holdings across the Fund portfolio, reluctant to sell any of these companies in favor of those on our research watch list. Without a doubt, we are finding some great opportunities, pinpointing fundamentally solid companies at attractive valuations. But we believe the current Fund portfolio has just those type of names, with good upside potential and lesser downside risk, that will enable us to navigate a post-COVID world.
MSCI
World
Index
Portfolio
Weight Energy Utilities Materials Industrials
Consumer
Discretionary
Consumer
Staples
Health
Care Financials
Info.
Tech.
Telecom
Services
Real
Estate Cash
N. America
70.7%
39.0% 2.5% 1.9% 2.6% 2.0% 4.3% 1.9% 6.6% 11.4% 3.8% 2.0% 0.0% 0.0%
Japan
6.8%
8.6% 0.0% 0.0% 0.6% 1.1% 2.0% 0.9% 0.0% 0.9% 1.1% 0.9% 1.0% 0.0%
Other Asia
3.4%
11.0% 0.0% 0.0% 0.0% 0.8% 2.6% 0.7% 0.0% 2.0% 3.8% 1.1% 0.0% 0.0%
Europe &
Middle East
16.7%
28.1% 0.0% 0.0% 7.2% 3.8% 5.7% 2.0% 2.9% 2.8% 0.0% 3.8% 0.0% 0.0%
Scandinavia
2.4%
7.1% 0.0% 0.0% 1.1% 2.5% 0.3% 0.0% 0.0% 3.2% 0.0% 0.0% 0.0% 0.0%
Africa & S.
America
0.0%
1.9% 0.0% 0.0% 1.2% 0.0% 0.0% 0.0% 0.0% 0.7% 0.0% 0.0% 0.0% 0.0%
Cash
0.0%
4.3% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.7%
Portfolio Totals 100.0% 2.5% 1.9% 12.8% 10.2% 14.9% 5.5% 95% 20.8% 8.7% 7.8% 1.0% 4.3%
MSCI World Weight 3.2% 2.7% 4.4% 10.6% 12.0% 7.0% 12.5% 13.6% 22.1% 9.1% 2.7% 0.0%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2021
Sincerely,
Bernard R. Horn, Jr., Shareholder and Portfolio Manager
As of June 30, 2021 , the Fund’s largest equity holdings and the percentages they represent in the Fund’s portfolio market value were as follows and are subject to change:
Percentage of
Issuer Total Market Value
Crocs, Inc. 1.8%
Samsung Electronics Co., Ltd. 1.7%
Kia Corp. 1.7%
Capital One Financial Corp. 1.7%
Magna International, Inc. 1.6%
Popular, Inc. 1.6%
Marathon Petroleum Corp. 1.5%
Publicis Groupe SA 1.5%
United Therapeutics Corp. 1.5%
Webster Financial Corp. 1.5%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2021
The Fund’s annual performance as compared to the benchmark has been as follows:
Historical Calendar Year Annual Returns (years ended December 31)
IMPORTANT INFORMATION
The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets.
Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. These risks are greater for emerging markets. Options trading involves risk and is not suitable for all investors. Fund performance includes reinvestment of dividends and capital gains. During the period, some of the Fund’s fees were waived or expenses reimbursed. In the absence of these waivers and reimbursements, performance figures would be lower.
On June 1, 1998, a limited partnership managed by the adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the
Fund. The Fund’s performance for the periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership’s performance had been readjusted to reflect the second year expenses of the Fund, the Fund’s performance for all the periods would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.
Past performance is no guarantee of future results. The Refinitiv Lipper Fund Awards are based on the Lipper Leader for
Consistent Return rating, which is a risk-adjusted performance measure calculated over 36, 60 and 120 months. The fund
Polaris Global Value Fund MSCI World Index
2020 6.6 8% 15.90%
2019 22.79% 27.67%
2018 -12.66% -8.71%
2017 20.61% 22.40%
2016 11.67% 7.51%
2015 1.55% -0.87%
2014 3.68% 4.94%
2013 36.94% 26.68%
2012 21.00% 15.83%
2011 -8.16% -5.54%
2010 20.64% 11.76%
2009 35.46% 29.99%
2008 -46.19% -40.71%
2007 -3.97% 9.04%
2006 24.57% 20.07%
2005 10.52% 9.49%
Polaris Global Value Fund MSCI World Index
2004 23.63% 14.72%
2003 47.06% 33.11%
2002 3.82% -19.89%
2001 2.21% -16.82%
2000 -5.82% -13.18%
1999 16.50% 24.94%
1998 -8.85% 24.34%
1997 34.55% 15.76%
1996 23.34% 13.48%
1995 31.82% 20.72%
1994 -2.78% 5.08%
1993 25.70% 22.50%
1992 9.78% -5.23%
1991 17.18% 18.28%
1990 -11.74% -17.02%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2021
with the highest Lipper Leader for Consistent Return (Effective Return) value in each eligible classification wins the Lipper
Fund Award. The Refinitiv Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers. Additional information is available at www.
lipperfundawards.com.
The MSCI World Index, net dividends reinvested measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The MSCI World Index is unmanaged and does include the reinvestment of dividends, net of withholding taxes. One cannot invest directly in an index. The views in this letter were those of the Fund manager as of June 30, 2021 and may not reflect the views of the manager after the publication date. These views are intended to assist shareholders of the Fund in understanding their investment and do not constitute investment advice.

Polaris Global Value Fund
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2021
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Polaris
Global Value Fund (the “Fund”) compared with the performance of the benchmark, MSCI World Index, over the past ten fiscal years. The MSCI World
Index captures large and mid cap representation across 23 developed markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Polaris Global Value Fund vs. MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.24%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99%, through April 30, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the
Board of Trustees. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. For the most recent month-end performance, please call (888)
263-5594.
Average Annual Total Returns
Periods Ended June 30, 2021 One Year Five Year Ten Year
Polaris Global Value Fund 49.96% 12.49% 10.26%
MSCI World Index 39.04% 14.83% 10.65%

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2021
9
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.6%
Austria - 0.8%
78,400 ANDRITZ AG $ 4,404,578
Belgium - 1.0%
42,670 Solvay SA, Class A 5,423,887
Canada - 4.3%
360,300 Lundin Mining Corp. 3,249,560
90,415 Magna International, Inc. 8,371,192
149,837 Methanex Corp. 4,966,765
90,293 Toronto-Dominion Bank 6,327,648
22,915,165
Chile - 1.2%
325,200 Antofagasta PLC 6,457,585
China - 0.8%
1,990,000 Weichai Power Co., Ltd. 4,423,760
Colombia - 0.6%
491,900 Bancolombia SA 3,460,208
Finland - 0.9%
113,195 Valmet OYJ 4,936,648
France - 3.8%
36,300 Cie Generale des Etablissements
Michelin SCA 5,789,247
54,107 IPSOS 2,280,795
118,590 Publicis Groupe SA 7,584,941
45,053 Vinci SA 4,807,410
20,462,393
Germany - 6.8%
71,500 BASF SE 5,632,859
261,742 Deutsche Telekom AG 5,528,143
95,800 Fresenius SE & Co. KGaA 4,997,606
31,300 Hannover Rueck SE 5,236,783
66,600 HeidelbergCement AG 5,712,759
72,316 LANXESS AG 4,957,990
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,545,893
36,612,033
Ireland - 2.0%
2,455,441 Greencore Group PLC
(a)
4,266,144
35,600 Jazz Pharmaceuticals PLC
(a)
6,323,984
10,590,128
Italy - 0.6%
2,399,507 TREVI - Finanziaria Industriale
SpA
(a)
3,266,308
Shares Security Description Value
Japan - 8.6%
101,000 Asahi Group Holdings, Ltd. $ 4,719,303
305,200 Brother Industries, Ltd. 6,090,539
419,000 Daicel Corp. 3,447,194
50,200 Daito Trust Construction Co., Ltd. 5,490,166
169,000 Honda Motor Co., Ltd. 5,400,333
159,900 KDDI Corp. 4,987,204
700,200 Marubeni Corp. 6,089,052
54,500 Sony Group Corp. 5,305,527
146,900 Sumitomo Mitsui Trust Holdings, Inc. 4,665,045
46,194,363
Norway - 3.4%
262,696 DNB ASA 5,723,683
329,537 SpareBank 1 SR-Bank ASA 4,351,650
167,854 Sparebanken Vest 1,744,794
116,600 Yara International ASA 6,137,305
17,957,432
Puerto Rico - 1.5%
105,900 Popular, Inc. 7,947,795
Singapore - 0.8%
213,250 United Overseas Bank, Ltd. 4,094,679
South Korea - 8.1%
21,200 Hyundai Mobis Co., Ltd. 5,496,959
107,000 Kia Corp. 8,513,253
50,900 KT&G Corp. 3,814,732
429,315 LG Uplus Corp. 5,851,783
121,532 Samsung Electronics Co., Ltd. 8,708,993
97,000 Shinhan Financial Group Co., Ltd. 3,497,047
64,100 SK Hynix, Inc. 7,257,248
43,140,015
Sweden - 2.8%
125,200 Duni AB, Class A
(a)
1,620,939
103,203 Loomis AB 3,228,221
195,400 SKF AB, Class B 4,975,130
460,533 Svenska Handelsbanken AB, Class A 5,196,138
15,020,428
Switzerland - 1.8%
31,544 Chubb, Ltd. 5,013,603
47,900 Novartis AG 4,365,229
9,378,832
Taiwan - 0.8%
640,000 Catcher Technology Co., Ltd. 4,180,529
Thailand - 0.5%
947,800 Siam Commercial Bank PCL 2,898,109

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2021
10
See Notes to Financial Statements.
Shares Security Description Value
United Kingdom - 11.3%
393,000 Amcor PLC $ 4,503,780
708,411 Babcock International Group PLC
(a)
2,841,840
157,495 Bellway PLC 7,058,756
147,127 Bunzl PLC 4,862,111
4,681,050 Cineworld Group PLC
(a)
5,014,470
107,600 Coca-Cola Europacific Partners PLC 6,382,832
529,163 Inchcape PLC 5,625,352
18,713 Linde PLC 5,409,928
256,070 Mondi PLC 6,733,753
60,228 Next PLC
(a)
6,545,100
2,445,468 Taylor Wimpey PLC 5,376,986
60,354,908
United States - 33.2%
45,651 AbbVie, Inc. 5,142,129
82,400 ALLETE, Inc. 5,766,352
112,450 Ameris Bancorp 5,693,343
14,900 Anthem, Inc. 5,688,820
52,500 Arrow Electronics, Inc.
(a)
5,976,075
87,200 Avnet, Inc. 3,494,976
87,600 Berry Global Group, Inc.
(a)
5,713,272
103,900 Brookline Bancorp, Inc. 1,553,305
14,800 Cambridge Bancorp 1,228,252
54,900 Capital One Financial Corp. 8,492,481
52,651 Carter's, Inc. 5,432,004
325,900 Cinemark Holdings, Inc.
(a)
7,153,505
169,774 Colony Bankcorp, Inc. 3,032,164
79,976 Crocs, Inc.
(a)
9,318,803
71,200 CVS Health Corp. 5,940,928
64,735 Dime Community Bancshares, Inc. 2,176,391
30,767 General Dynamics Corp. 5,792,195
52,700 Ingredion, Inc. 4,769,350
86,900 Intel Corp. 4,878,566
119,163 International Bancshares Corp. 5,116,859
40,200 JPMorgan Chase & Co. 6,252,708
20,000 Laboratory Corp. of America
Holdings
(a)
5,517,000
28,000 M&T Bank Corp. 4,068,680
126,182 Marathon Petroleum Corp. 7,623,916
21,900 Microsoft Corp. 5,932,710
61,776 NextEra Energy, Inc. 4,526,945
50,700 Premier Financial Corp. 1,440,387
55,800 Science Applications International
Corp. 4,895,334
71,200 Tyson Foods, Inc., Class A 5,251,712
41,700 United Therapeutics Corp.
(a)
7,481,397
13,768 UnitedHealth Group, Inc. 5,513,258
61,751 Verizon Communications, Inc. 3,459,909
140,138 Webster Financial Corp. 7,474,961
Shares Security Description Value
United States - 33.2% (continued)
221,300 Williams Cos., Inc. $ 5,875,515
177,674,202
Total Common Stock (Cost $383,264,876) 511,793,985
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 0.01 05/05/25 47,659
Investments, at value - 95.6% (Cost $384,266,187) $ 511,841,644
Other Assets & Liabilities, Net - 4.4% 23,447,575
Net Assets - 100.0% $ 535,289,219
PCL Public Company Limited
PLC Public Limited Company
(a) Non-income producing security.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2021
11
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Austria $ 4,404,578 $ – $ – $ 4,404,578
Belgium 5,423,887 – – 5,423,887
Canada 22,915,165 – – 22,915,165
Chile 6,457,585 – – 6,457,585
China 4,423,760 – – 4,423,760
Colombia 3,460,208 – – 3,460,208
Finland 4,936,648 – – 4,936,648
France 20,462,393 – – 20,462,393
Germany 36,612,033 – – 36,612,033
Ireland 10,590,128 – – 10,590,128
Italy 3,266,308 – – 3,266,308
Japan 46,194,363 – – 46,194,363
Norway 17,957,432 – – 17,957,432
Puerto Rico 7,947,795 – – 7,947,795
Singapore 4,094,679 – – 4,094,679
South Korea 43,140,015 – – 43,140,015
Sweden 15,020,428 – – 15,020,428
Switzerland 9,378,832 – – 9,378,832
Taiwan 4,180,529 – – 4,180,529
Thailand – 2,898,109 – 2,898,109
United Kingdom 60,354,908 – – 60,354,908
United States 177,674,202 – – 177,674,202
Warrants 47,659 – – 47,659
Investments at Value $ 508,943,535 $ 2,898,109 $ – $ 511,841,644
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 8.2%
Consumer Discretionary 15.6%
Consumer Staples 5.7%
Energy 2.6%
Financials 21.7%
Health Care 10.0%
Industrials 10.6%
Information Technology 9.1%
Materials 13.4%
Real Estate 1.1%
Utilities 2.0%
Warrants 0.0%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2021
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $384,266,187) $ 511,841,644
Cash 22,696,135
Receivables:
Fund shares sold 45,919
Dividends and interest 1,180,338
Prepaid expenses 36,966
Total Assets
535,801,002
LIABILITIES
Payables:
Fund shares redeemed 2,728
Foreign capital gains tax payable 17,163
Accrued Liabilities:
Investment adviser fees 356,838
Trustees’ fees and expenses 656
Fund services fees 52,732
Other expenses 81,666
Total Liabilities
511,783
NET ASSETS
$ 535,289,219
COMPONENTS OF NET ASSETS
Paid-in capital $ 395,307,639
Distributable earnings 139,981,580
NET ASSETS
$ 535,289,219
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 16,146,801
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 33.15

Polaris Global Value Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2021
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $773,427) $ 6,663,491
Interest income 5,692
Total Investment Income
6,669,183
EXPENSES
Investment adviser fees 2,548,935
Fund services fees 294,582
Custodian fees 70,375
Registration fees 14,072
Professional fees 36,818
Trustees' fees and expenses 6,591
Other expenses 132,134
Total Expenses 3,103,507
Fees waived
(580,078)
Net Expenses
2,523,429
NET INVESTMENT INCOME
4,145,754
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
11,980,871
Foreign currency transactions
(51,447)
Net realized gain
11,929,424
Net change in unrealized appreciation (depreciation) on:
Investments
46,796,865
Deferred foreign capital gains taxes
(17,163)
Foreign currency translations
(34,532)
Net change in unrealized appreciation (depreciation)
46,745,170
NET REALIZED AND UNREALIZED GAIN
58,674,594
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 62,820,348

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2021
For the Year
Ended
December 31, 2020
OPERATIONS
Net investment income $ 4,145,754 $ 5,224,950
Net realized gain (loss) 11,929,424 (2,958,596)
Net change in unrealized appreciation (depreciation) 46,745,170 18,872,845
Increase in Net Assets Resulting from Operations
62,820,348 21,139,199
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (6,905,258)
CAPITAL SHARE TRANSACTIONS
Sale of shares 37,511,518 79,862,710
Reinvestment of distributions – 6,452,739
Redemption of shares
(15,786,450) (118,715,995)
Redemption fees
4,884 23,683
Increase (Decrease) in Net Assets from Capital Share Transactions
21,729,952 (32,376,863)
Increase (Decrease) in Net Assets
84,550,300 (18,142,922)
NET ASSETS
Beginning of Period
450,738,919 468,881,841
End of Period
$ 535,289,219 $ 450,738,919
SHARE TRANSACTIONS
Sale of shares 1,158,608 3,494,534
Reinvestment of distributions – 222,842
Redemption of shares
(492,707) (5,152,538)
Increase (Decrease) in Shares
665,901 (1,435,162)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2021
For the Years Ended December 31,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning of Period
$ 29.12 $ 27.72 $ 23.41 $ 27.71 $ 23.32 $ 21.16
INVESTMENT OPERATIONS
Net investment income (a) 0.26 0.32 0.62 0.47 0.37 0.32
Net realized and unrealized gain (loss)
3.77 1.53 4.72 (3.97) 4.43 2.15
Total from Investment Operations
4.03 1.85 5.34 (3.50) 4.80 2.47
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.34) (0.68) (0.77) (0.41) (0.31)
Net realized gain
– (0.11) (0.35) (0.03) – –
Total Distributions to Shareholders
– (0.45) (1.03) (0.80) (0.41) (0.31)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 33.15 $ 29.12 $ 27.72 $ 23.41 $ 27.71 $ 23.32
TOTAL RETURN
13.84%(c) 6.68% 22.79% (12.66)% 20.61% 11.67%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 535,289 $ 450,739 $ 468,882 $ 422,161 $ 544,750 $ 382,336
Ratios to Average Net Assets:
Net investment income 1.63%(d) 1.34% 2.35% 1.74% 1.45% 1.48%
Net expenses 0.99%(d) 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (e) 1.22%(d) 1.24% 1.23% 1.23% 1.24% 1.27%
PORTFOLIO TURNOVER RATE 7%(c) 57% 10% 22% 48% 33%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
Note 1. Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2021, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30,
2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2021, the Fund had $22,446,135 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust
($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and
Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit annual operating expenses to
0.99% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through April 30, 2022. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. Other Waivers are not eligible for recoupment. For the period ended June 30,
2021 , fees waived were as follows:

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2021
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2021, were $45,165,547 and $34,378,662, respectively.
Note 7. Federal Income Tax
As of June 30, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of December 31, 2020, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to passive foreign investment company transactions, wash sales and return of capital on equity securities.
As of December 31, 2020, the Fund had $1,166,745 of available long-term capital loss carryforwards that have no expiration date.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact. Effective July 21, 2021, Northern Trust Company serves as the Fund's custodian.
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
$ 552,050 $ 28,028 $ 580,078
Gross Unrealized Appreciation $ 141,162,131
Gross Unrealized Depreciation (13,586,674)
Net Unrealized Appreciation $ 127,575,457
Undistributed Ordinary Income
$ 765,020
Capital and Other Losses
(1,166,745)
Unrealized Appreciation
77,562,957
Total
$ 77,161,232

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2021
Investment Advisory Agreement Approval
At the March 12, 2021 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale;
and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund’s investments as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory
Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the performance of the Fund compared to its primary benchmark index, the MSCI World Index. The Board observed that the
Fund underperformed the MSCI World Index for the one-, three-, five- and 10-year periods ended December 31, 2020, and outperformed the primary benchmark index for the 20-year period ended December 31, 2020, and for the period since the Fund’s inception on July 31, 1989. The Board noted the Adviser’s representation that the Fund’s short-term

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2021
underperformance relative to the primary benchmark could be attributed, in part, to the Fund’s value bias during a period in which growth stocks significantly outperformed value stocks, as well as the Fund’s temporary material cash position resulting from repositioning of the Fund’s portfolio in response to the COVID-19 pandemic during 2020.
The Board also observed the Fund’s performance relative to an independent peer group identified by Broadridge Financial
Solutions, Inc. (“Broadridge”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Broadridge, the Fund performed at the median of its Broadridge peer group for the one-year period ended December 31, 2020, underperformed the median of the Broadridge Peers over the three-year period ended December
31, 2020, and outperformed the median of the Broadridge Peers over the five-year period ended December 31, 2020. The
Board noted the Adviser’s representation that the Fund’s recent underperformance relative to the Broadridge peers could be attributed, at least in part, to the Fund’s underweight exposure to defensive sectors, such as utilities and energy, during the early stages of the COVID-19 pandemic.
In consideration of the Adviser’s investment strategy and the foregoing performance information, among other considerations, the Board determined that the Fund could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Broadridge peer group. The Board noted
that the Adviser’s actual advisory fee rate approximated the median of the Broadridge peer group and the Fund’s actual total expense ratio was lower than the median of the Fund’s Broadridge peers. The Board further noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund’s expenses at levels believed by the Adviser to be attractive to investors. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Costs of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s representation that the Adviser does not maintain separately identifiable profit and loss data specific to the Fund but that the Adviser believed that its compensation was reasonable, including relative to the Adviser’s other clients, and that it incurs additional expenses for regulatory and compliance obligations for its Fund activities compared to the expenses attributable to the Adviser’s other management activities. In addition, the Board noted the contractual expense cap in place for the Fund and the Adviser’s reimbursements. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2021
of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time. Noting the relatively stable asset levels in the Fund over the past year and the existence of the Adviser’s ongoing expense limitation arrangements, the Board concluded that the advisory fee remained reasonable in light of the current information provided to the Trustees with respect to economies of scale.
Other Benefits
The Board considered the Adviser’s representation that, aside from its contractual advisory fees, it does not directly benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at
www.polarisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at www.polarisfunds.com, and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2021
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
January 1, 2021 through June 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees were included, your costs would have been higher.
Beginning
Account Value
January 1, 2021
Ending
Account Value
June 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,138.40 $ 5.25 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.89 $ 4.96 0.99%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

Semi-Annual
Report
JUNE 30, 2021
(Unaudited)
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-SAR-0621

Lisanti Small
Cap Growth Fund
Semi Annual Report
June 30, 2021
(Unaudited)

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2021
1
Dear Shareholder,
After a strong recovery in 2020, the first half of 2021 saw smaller growth stocks continue to appreciate, although not at quite as strong a pace, and with more volatility. The Russell 2000 Growth Index rose 8.98%.
However, for the first two months of the year, the index rose 8.28%; since that time, it has basically traded sideways as investors have dealt with a variety of concerns—rising inflation; the potential for rising interest rates; and most recently the “waviness” of the recovery as the Delta variant rose to prominence. The Lisanti
Small Cap Growth Fund (“Fund”) outperformed its benchmark, the Russell 2000 Growth Index, (“Index”), returning 10.43% net versus 8.98% for the Index. During the six-month period, the Healthcare sector was of most benefit to the Fund, followed by the Industrials and Consumer Discretionary sectors, while the
Information Technology, Communications Services and Financial sectors detracted from performance.
Our process pushes us to look for companies being “mispriced” relative to their growth prospects. Thus, as we moved through the Pandemic, we tilted more towards the growth cyclicals, which included Consumer
Discretionary and Semiconductors. During the first quarter of the year, cyclical and value stocks outperformed, as investors became concerned about spiking inflation pushing rates up; as data appeared to support the
Federal Reserve’s view that these inflationary spikes are transitory, and as investors focused on the “new normal”, traditional growth stocks began to outperform.
As we look out to the remainder of 2021 and into 2022, we see a fairly benign outlook for public equities.
While we acknowledge concerns over inflation and interest rates, and do believe that certain increased costs
(such as labor) could prove sticky, our research indicated that a significant portion of the spike in inflation, as the Federal Reserve maintains, is somewhat transitory. We believe that the pandemic was a recession that hit private corporations much more significantly than public corporations; in many cases, that positions the public companies to take market share as the economy reopens. This phenomenon could last for several years, as opposed to several months, as smaller businesses struggle to reopen but those with access to capital may accelerate their growth. Profit margins are better than expected, despite supply chain issues that may continue for a while; we expect that many public companies will likely continue to see profitability above expectations. While the recovery/reopening may be “wavy” as we deal with variants of the virus and vaccination issues, low interest rates, low inflation, and good economic growth should create a positive backdrop for equities.
We do not normally concern ourselves with larger “macro” issues, but we believe the investing landscape is changing—significantly, but slowly—and we believe these changes will likely be of great benefit to smaller growth companies. We see several significant situations:
• The US is making progress with vaccinations. It appears, based on the information we have gathered, that the U.S. leads the world in vaccinations and in fiscal support for a recovery. We believe this lead will be at least 12 months, and could develop into a two-year lead, or greater.
That means that most of the “action” will be domestic, which could benefit smaller companies, which are mostly domestically focused.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2021
2
All of these trends may take many years to unfold. However, if we are correct in identifying these “green shoots,” then the investing landscape is about to enter a “virtuous circle” for smaller, domestically focused companies, similar to what we saw in the 1990s.
While we expect the environment to remain constructive for public equities for some time to come, we do believe that we have seen the “bottom” in interest rates. We have spent the past four decades with interest rates, as determined by the Federal Reserve, declining, from 21% in 1980-1981, to zero. We are now in an era, we believe, where returns will have to be earned, through fundamental prospects—earnings and revenue
• Pricing power might be back. This is probably the most significant change we have seen in the investing landscape since we saw the beginning of the long decline in inflation, early in our career. We have all heard the Federal Reserve talk about letting inflation run above 2%; and
we have all heard the prognostications from the “talking heads” and the worries that inflation pressures will escape our ability to manage them. We believe that the offset of technological innovation will keep that in check for many years; thus, what we see is the return of the 1990s environment, where we had inflation of 2% or so annually. We believe the more near-term impact of the return of inflation is the return of pricing power. Not only has much of our labor force been decimated by the advent of “the race to zero” in terms of our pricing power, but so have many of our consumer companies. Our economy is 65% driven by the consumer. Due in part to the pandemic, we have seen between 5% and 15% of restaurant companies permanently closed; we have seen severe supply chain pressures create shortages in consumer goods, with the result that there has been very little discounting in consumer goods pricing this year. We cannot overemphasize how powerful this dynamic could be to revenue and profit growth for public companies, should it hold. We believe that supply chains will be under stress for at least the next 12-18 months, given that many emerging market economies (where these goods are usually produced) will struggle to control the virus as they will be limited to vaccines that do not have to be refrigerated (and those are the ones with issues). By that time, consumers may become accustomed to slightly higher prices—which would be extremely positive for domestically focused consumer companies.
• Manufacturing is returning to the United States. Again, we cannot stress how significant this is.
We have spent the past 20 years, since the North American Free Trade Agreement was signed in the early 1990s, losing good paying manufacturing jobs. The net result has been enormous stress on the approximately 50 million Americans who do not have a college degree but are in the workforce. Even without the support of the Federal Government, we believe manufacturing was returning; government support will accelerate this. Put simply, we are replacing $10-$15 per hour service sector jobs with $25-$30 per hour manufacturing jobs—this is potentially very positive for many parts of our domestic economy.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2021
3
growth, as opposed to significant broad upward revaluation of the equity markets, as rates drop. Or, to put it another way, “a rising tide will NOT lift all boats”. That probably means several things to equity investors:
This is a very different environment than that of the past few decades; it is more nuanced and it can be a bit confusing and somewhat emotional, if you are new to it. (And a lot of investors have never seen this type of market. . . ) however, it is a market that should reward a diligent fundamental research, a disciplined investment process, and experience, which to us is the definition of a “stockpicker’s market”.
Again, we look for companies that have three components: strong secular trends driving their growth (secular growth stocks); companies that are able to drive growth through their own internal initiatives (structural growth stocks); and those companies that are in the midst of operational improvements/turnarounds
(transformational growth). We believe that holding stocks of companies from these three buckets may be of benefit to the portfolio.
We continue to work hard on your behalf; we thank you for your investment in the Fund and the opportunity to do so.
All of us at Lisanti Capital Growth wish that you and yours stay safe and well through this situation.
• volatility increases, as the future is a bit less certain; more depends on the individual companies’ prospects, than on the general macroeconomic backdrop
• earnings driven markets have a different cadence than valuation driven markets—they unfold a bit more slowly, as one needs quarters, if not years, to see the evidence of growth acceleration;
valuation markets can move up or down very quickly as multiples expand or contract
• dispersion increases as individual company prospects drive results—which mean things like strategy, and management acumen, matter a great deal

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2021
4
Sincerely,
Mary Lisanti, CFA
President & Portfolio Manager
IMPORTANT RISKS AND DISCLOSURES
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The
Fund invests in smaller companies, which carry greater risk than is associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general. Investments in technology companies are vulnerable to factors affecting that sector, such as dependency on consumer and business acceptance as new technology evolves. Investments in the Industrial sector can be significantly affected by business cycle fluctuations, worldwide economy growth, government and corporate spending and others. Investments in Health-Care companies may be affected by government regulations and government health-care programs, changes in the cost of medical products and services, limited product lines, product liability claims, and patent protection, among other factors.
The views in this report were those of the Fund manager as of June 30, 2021, and may not necessarily reflect her views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.
Although the Fund manager believes she has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

Lisanti Small Cap Growth Fund
PERFORMANCE CHART AND ANALYSIS
June 30, 2021
5
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Lisanti Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, Russell 2000
Growth Index (“Russell 2000 Growth”), over the past ten fiscal years. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Lisanti Small Cap Growth Fund vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be
lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.78%.
However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35%, through April 30, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current
Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 30 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (800) 441-7031.
Average Annual Total Returns
Periods Ended June 30, 2021 One Year Five Year Ten Year
Lisanti Small Cap Growth Fund 55.70% 25.39% 15.49%
Russell 2000 Growth Index 51.36% 18.76% 13.52%

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
6
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.7%
Communication Services - 1.6%
4,065 Cardlytics, Inc.
(a)
$ 515,971
31,555 Magnite, Inc.
(a)
1,067,821
1,583,792
Consumer Discretionary - 15.2%
11,085 Abercrombie & Fitch Co.
(a)
514,677
27,930 Academy Sports & Outdoors,
Inc.
(a)
1,151,833
13,680 American Eagle Outfitters, Inc. 513,410
35,230 Bloomin' Brands, Inc.
(a)
956,142
21,605 Boot Barn Holdings, Inc.
(a)
1,815,900
58,075 CarParts.com, Inc.
(a)
1,182,407
14,460 Crocs, Inc.
(a)
1,684,879
12,640 Gentherm, Inc.
(a)
898,072
21,445 GrowGeneration Corp.
(a)
1,031,504
5,300 Legalzoom.com, Inc.
(a)
200,605
12,335 Red Rock Resorts, Inc., Class A
(a)
524,238
24,405 Revolve Group, Inc.
(a)
1,681,505
7,995 Texas Roadhouse, Inc. 769,119
9,470 The Lovesac Co.
(a)
755,611
15,835 YETI Holdings, Inc.
(a)
1,453,970
15,133,872
Consumer Staples - 1.1%
5,550 Freshpet, Inc.
(a)
904,428
10,300 The Beauty Health Co.
(a)
173,040
1,077,468
Energy - 3.0%
35,430 Magnolia Oil & Gas Corp.
(a)
553,771
34,970 Matador Resources Co. 1,259,269
23,670 Sun Country Airlines Holdings,
Inc.
(a)
876,027
7,555 TPI Composites, Inc.
(a)
365,813
3,054,880
Financials - 1.8%
17,230 Argo Group International Holdings,
Ltd. 893,031
41,500 The Bancorp, Inc.
(a)
954,915
1,847,946
Health-Care - 0.4%
27,640 Ocular Therapeutix, Inc.
(a)
391,935
Health-Care Equipment & Services - 20.4%
28,460 Acadia Healthcare Co., Inc.
(a)
1,785,865
10,195 AMN Healthcare Services, Inc.
(a)
988,711
10,175 AtriCure, Inc.
(a)
807,183
19,995 Axonics, Inc.
(a)
1,267,883
13,095 Castle Biosciences, Inc.
(a)
960,256
13,900 Cutera, Inc.
(a)
681,517
20,500 Figs, Inc.
(a)
1,027,050
Shares Security Description Value
Health-Care Equipment & Services - 20.4% (continued)
14,105 Inogen, Inc.
(a)
$ 919,223
42,850 Neuronetics, Inc.
(a)
686,457
14,245 NuVasive, Inc.
(a)
965,526
3,250 Omnicell, Inc.
(a)
492,213
15,770 OptimizeRx Corp.
(a)
976,163
14,175 OrthoPediatrics Corp.
(a)
895,577
29,395 SeaSpine Holdings Corp.
(a)
602,891
8,415 Shockwave Medical, Inc.
(a)
1,596,578
48,800 SI-BONE, Inc.
(a)
1,535,736
9,720 STAAR Surgical Co.
(a)
1,482,300
31,220 Surgery Partners, Inc.
(a)
2,079,876
6,345 Tandem Diabetes Care, Inc.
(a)
618,003
20,369,008
Industrials - 16.2%
9,270 Advanced Drainage Systems, Inc. 1,080,604
8,845 Builders FirstSource, Inc.
(a)
377,328
10,595 Chart Industries, Inc.
(a)
1,550,260
10,390 Clean Harbors, Inc.
(a)
967,725
6,890 Eagle Materials, Inc. 979,138
3,090 Generac Holdings, Inc.
(a)
1,282,813
4,750 Hydrofarm Holdings Group, Inc.
(a)
280,773
32,885 JetBlue Airways Corp.
(a)
551,810
8,520 John Bean Technologies Corp. 1,215,122
13,790 Kornit Digital, Ltd.
(a)
1,714,511
9,485 MasTec, Inc.
(a)
1,006,359
20,080 Montrose Environmental Group,
Inc.
(a)
1,077,493
30,755 nLight, Inc.
(a)
1,115,791
2,805 Saia, Inc.
(a)
587,619
9,010 Terex Corp. 429,056
20,230 The Shyft Group, Inc. 756,804
37,475 Titan Machinery, Inc.
(a)
1,159,477
16,132,683
Information Technology - 1.4%
24,895 Varonis Systems, Inc.
(a)
1,434,450
Materials - 2.2%
55,220 Livent Corp.
(a)
1,069,059
31,620 Summit Materials, Inc., Class A
(a)
1,101,957
2,171,016
Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
9,635 Alpha Teknova, Inc.
(a)
228,639
14,860 Apellis Pharmaceuticals, Inc.
(a)
939,152
8,420 Arrowhead Pharmaceuticals, Inc.
(a)
697,344
50,215 BioCryst Pharmaceuticals, Inc.
(a)
793,899
19,010 CareDx, Inc.
(a)
1,739,795
11,445 Denali Therapeutics, Inc.
(a)
897,746
21,535 DermTech, Inc.
(a)
895,210
15,830 Fate Therapeutics, Inc.
(a)
1,373,886

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
7
See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
(continued)
3,705 Intellia Therapeutics, Inc.
(a)
$ 599,877
6,470 Natera, Inc.
(a)
734,539
21,170 Rocket Pharmaceuticals, Inc.
(a)
937,619
13,455 TG Therapeutics, Inc.
(a)
521,919
9,125 Vericel Corp.
(a)
479,063
10,838,688
Technology - 21.5%
32,730 3D Systems Corp.
(a)
1,308,218
3,505 Appian Corp.
(a)
482,814
35,840 Asana, Inc., Class A
(a)
2,223,155
19,403 Axcelis Technologies, Inc.
(a)
784,269
14,255 Brooks Automation, Inc. 1,358,217
22,090 CommVault Systems, Inc.
(a)
1,726,775
6,275 Digital Turbine, Inc.
(a)
477,088
7,470 Diodes, Inc.
(a)
595,882
5,945 Domo, Inc., Class B
(a)
480,534
106,445 Extreme Networks, Inc.
(a)
1,187,926
19,305 Flywire Corp.
(a)
709,266
28,290 Lattice Semiconductor Corp.
(a)
1,589,332
25,710 Nutanix, Inc., Class A
(a)
982,636
23,525 PagerDuty, Inc.
(a)
1,001,695
4,685 Shift4 Payments, Inc.
(a)
439,078
7,055 Silicon Motion Technology Corp.,
ADR 452,226
14,265 SiTime Corp.
(a)
1,805,806
25,735 Sprout Social, Inc., Class A
(a)
2,301,224
17,390 SunPower Corp.
(a)
508,135
18,715 Ultra Clean Holdings, Inc.
(a)
1,005,370
21,419,646
Total Common Stock (Cost $80,440,251) 95,455,384
Investments, at value - 95.7% (Cost
$80,440,251) $ 95,455,384
Other Assets & Liabilities, Net - 4.3% 4,319,592
Net Assets - 100.0% $ 99,774,977
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 95,455,384
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 95,455,384
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 1.7%
Consumer Discretionary 15.9%
Consumer Staples 1.1%
Energy 3.2%
Financials 1.9%
Health-Care 0.4%
Health-Care Equipment & Services 21.3%
Industrials 16.9%
Information Technology 1.5%
Materials 2.3%
Pharmaceuticals, Biotechnology & Life Sciences 11.4%
Technology 22.4%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021
8
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $80,440,251) $ 95,455,384
Cash 4,613,859
Receivables:
Fund shares sold 179,483
Investment securities sold 885,825
Dividends and interest 13,156
Prepaid expenses 16,219
Total Assets
101,163,926
LIABILITIES
Payables:
Investment securities purchased 1,261,530
Fund shares redeemed 4,466
Accrued Liabilities:
Investment adviser fees 63,371
Trustees’ fees and expenses 97
Fund services fees 13,955
Other expenses 45,530
Total Liabilities
1,388,949
NET ASSETS
$ 99,774,977
COMPONENTS OF NET ASSETS
Paid-in capital $ 59,403,454
Distributable earnings 40,371,523
NET ASSETS
$ 99,774,977
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,917,982
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 34.19
* Shares redeemed or exchanged within 30 days of purchase are charged a 1.00% redemption fee.

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2021
9
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 74,518
Interest income 1,043
Total Investment Income
75,561
EXPENSES
Investment adviser fees 438,661
Fund services fees 127,435
Shareholder service fees 115,437
Custodian fees 4,780
Registration fees 11,452
Professional fees 21,766
Trustees' fees and expenses 2,633
Other expenses 28,756
Total Expenses 750,920
Fees waived
(127,561)
Net Expenses
623,359
NET INVESTMENT LOSS
(547,798)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 15,359,597
Net change in unrealized appreciation (depreciation) on investments
(6,164,276)
NET REALIZED AND UNREALIZED GAIN
9,195,321
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 8,647,523

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
10
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2021
For the Year
Ended
December 31,
2020
OPERATIONS
Net investment loss $ (547,798) $ (750,049)
Net realized gain 15,359,597 17,663,499
Net change in unrealized appreciation (depreciation) (6,164,276) 15,685,158
Increase in Net Assets Resulting from Operations
8,647,523 32,598,608
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (6,061,866)
CAPITAL SHARE TRANSACTIONS
Sale of shares 17,045,787 29,986,098
Reinvestment of distributions – 5,223,300
Redemption of shares
(8,844,686) (29,460,550)
Redemption fees
888 2,383
Increase in Net Assets from Capital Share Transactions
8,201,989 5,751,231
Increase in Net Assets
16,849,512 32,287,973
NET ASSETS
Beginning of Period
82,925,465 50,637,492
End of Period
$ 99,774,977 $ 82,925,465
SHARE TRANSACTIONS
Sale of shares 508,376 1,334,920
Reinvestment of distributions – 177,724
Redemption of shares
(268,835) (1,161,159)
Increase in Shares
239,541 351,485

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
11
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2021
For the Years Ended December 31,
2020 2019 2018 2017 2016
NET ASSET VALUE,
Beginning of Period
$ 30.96 $ 21.76 $ 17.71 $ 18.81 $ 18.74 $ 17.75
INVESTMENT OPERATIONS
Net investment loss (a) (0.20) (0.28) (0.25) (0.21) (0.33) (0.25)
Net realized and
unrealized gain (loss)
3.43 11.66 4.78 (0.12) 5.43 1.55
Total from Investment
Operations
3.23 11.38 4.53 (0.33) 5.10 1.30
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (2.18) (0.48) (0.77) (5.03) (0.31)
Total Distributions to
Shareholders
– (2.18) (0.48) (0.77) (5.03) (0.31)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 34.19 $ 30.96 $ 21.76 $ 17.71 $ 18.81 $ 18.74
TOTAL RETURN
10.43%(c) 52.85% 25.62% (1.90)% 27.78% 7.32%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 99,775 $ 82,925 $ 50,637 $ 33,801 $ 13,919 $ 24,022
Ratios to Average Net
Assets:
Net investment loss (1.19)%(d) (1.17)% (1.20)% (1.02)% (1.61)% (1.49)%
Net expenses 1.35%(d) 1.35% 1.35% 1.37% 1.80% 1.80%
Gross expenses (e) 1.63%(d) 1.78% 1.98% 2.32% 3.15% 2.48%
PORTFOLIO TURNOVER
RATE 170%(c) 314% 252% 220% 294% 268%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
12
Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of
Trustees if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
13
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2021, for the Fund’s investments is included in the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
14
on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
June 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-
recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Redemption Fees – A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations.
The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2021, the Fund had $4,363,859 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
15
Note 4. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2022. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may only be raised or eliminated with the consent of the Board and voluntary fee waivers may be reduced or eliminated at any time. For the period ended June 30, 2021 , fees waived were as follows:

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
16
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2021, $469,332 is subject to recapture by the Adviser.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2021, totaled $157,560,578 and $151,199,559, respectively.
Note 7. Federal Income Tax
As of June 30, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial statements purposes and the components of net unrealized appreciation consists of:
As of December 31, 2020, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 79,862 $ 47,699 $ 127,561
Gross Unrealized Appreciation $ 16,305,054
Gross Unrealized Depreciation (1,289,921)
Net Unrealized Appreciation $ 15,015,133
Undistributed Ordinary Income
$ 9,633,754
Undistributed Long-Term Gain
1,048,672
Net Unrealized Appreciation
21,041,574
Total
$ 31,724,000

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
17
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact. Effective July 31, 2021, following the acquisition of MUFG
Union Bank, N.A. by US Bank, US Bank serves as the Fund's custodian.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2021
18
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800)
441-7031 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7031 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2021
19
of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.
Beginning
Account Value
January 1, 2021
Ending
Account Value
June 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,104.34 $ 7.04 1.35%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.10 $ 6.76 1.35%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
475 Park Avenue South, 9th Floor
New York, NY 10016
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - SAR - 0621

BEEHX
Semi-Annual Report
June 30, 2021 (Unaudited)

Table of Contents
The views expressed in this report are those of the investment advisor of The BeeHive Fund (the “Fund”) as of June 30, 2021,
and may not reflect its views on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. The Fund is subject to various forms of risk, including the possible loss of principal. Investing in foreign securities entails risks not associated with domestic equities, including economic and political instability and currency fluctuations. Investing in fixed income securities includes the risk that rising interest rates will cause a decline in values. Focused investments in particular industries or market sectors can entail increased volatility and greater market risk than is the case with more broadly diversified investments.
Investments in securities of small and mid-capitalization companies involve the possibility of greater volatility than investments in larger capitalization companies. Investments in American Depositary Receipts involve many of the same risks as investing in foreign securities.
A Message to Our Shareholders 1
Schedule of Investments 4
Statement of Assets and Liabilities 5
Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Additional Information 12

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2021
1
Dear Shareholders,
Inflation is a hot topic. Throughout the second quarter, it was the subject of great scrutiny. A new buzzword was ushered into the vocabulary of investors and observers: transitory. Significant increases in consumer prices were widely predicted for the spring months. In both April and May of this year, the Consumer Price Index (CPI) rose at the highest annual rate since 2008. June data was nearly double consensus predictions. A spirited debate ensued. Would rising cost of living become the new normal, or would current readings prove to be only a transitory effect of the post-pandemic economic restart?
The importance of the outcome should not be underestimated. Anyone old enough to remember the 1970s knows the corrosive effect that rapidly rising consumer and producer prices can have on both the real economy and financial markets. Ever since the early
1980s, when Paul Volcker broke the back of inflation, the Federal Reserve has been counted on to adjust monetary policy to temper overheating conditions. In the first quarter of this year, interest rates rose as investors worried that the Fed would move too slowly to tame building inflation.
Then things changed.
In the second quarter, while observers debated the potential duration of post-Covid inflation, markets had already begun to signal a winner. Bond investors cast their votes for “transitory.” The yield on the 10-year U.S. Treasury note dropped from 1.75% on March
31, 2021 to 1.45% by June 30, 2021 and is 1.34% as of this writing.
The bond market has begun to reflect the concern that the Fed may start to remove accommodations too soon while the economy continues to require the current level of monetary stimulus. There are several possible explanations for this.
The first, of course, is that current inflationary pressures will subside in the near term as economic growth moderates and various shortages are addressed. One can point to the recent sharp decline in the price of lumber and reduction of shipping delays
i
at major
ports as indicators that supply chains are beginning to untangle. The housing market has cooled off noticeably. Labor shortages remain a question mark, but many believe that more of the workers that were laid off during the pandemic will choose to rejoin the labor force after the summer as extra unemployment benefits lapse and children return to school.
Good old-fashioned Washington gridlock may also factor into investor calculations. While there is still the probability of more fiscal stimulus, the size of a potential spending bill is likely to be much smaller than once anticipated.
Some investors are becoming concerned about the impact of the Delta variant. A resurgence of Covid infections could lead to the reinstatement of restrictions, delaying or moderating the economic rebound.

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2021
2
Looking at the stock market, its behavior in the spring quarter could almost entirely be explained by a single factor: falling interest rates. Investors returned to the path that worked so well before the economic rebound. Large company stocks outperformed small, and so-called “growth” stocks outpaced more cyclical “value” stocks.
It appears that many investors are following an overly simplistic calculus. The formula seems to be buy “growth” index funds when interest rates are falling, then switch to “value” index funds when rates rise and back to “growth” if rates fall again. In our experience, reallocating assets in this manner rarely succeeds for long.
To start, one might reasonably ask what the difference between a “growth” and “value” stock is. A simple answer would be that
“value” stocks are cheap by some observable measurement. For instance, stock price to current earnings or total enterprise value
(which includes debt) to cash flow. “Growth” stocks are generally more expensive by these measures but are thought to have the potential to increase sales and earnings per share at a faster than average rate. But constructing benchmarks to track market performance is rarely accomplished using simple rules.
Though less influential than the S&P 500, the Russell 1000 is meant to track the performance of large capitalization companies traded on U.S. exchanges. However, when it comes to defining and measuring growth and value investing, Russell indices are the industry standard. There are currently 1024 different stocks in the Russell 1000, from which the Russell 1000 Growth and Russell
1000 Value benchmarks are created. Here is where things get confusing:
In order to “provide comprehensive and unbiased barometers for the large-cap growth and large-cap value segments,”
vii
all 1024
stocks need to be shoe horned into a category. We get that. But we cannot follow the logic that more than 30% of the companies somehow fall into BOTH.
What we think is most relevant is that there are plenty of companies in the Russell 1000 that are neither cheap nor capable of growing at an above average rate. Having publicly traded stock does not make a company investment-worthy. Segmenting all constituents, good and bad, into clumsily defined categories does nothing to address this flaw. This is just one of many reasons we eschew both index investing and short-term (or “tactical”) asset allocation.
When it comes to the inflation debate, we are not in the business of placing chips on “higher” or “lower,” “transitory” or “persistent,”
“growth” or “value.” We prefer to focus on its impact on specific business segments to identify those companies that are best equipped to benefit from changing conditions. Changes made in The BeeHive Fund’s portfolio in the first half of the year were made with a preference towards business models that fare well in a period of higher inflation. For instance, the Fund acquired payments
12/31/2019-
11/6/2020
11/6/2020-
3/31/2021
3/31/2021-
6/30/2021
2020 Pre-Vaccine Since Vaccine Second Quarter
Interest Rates Falling Rising Falling
S&P 500 8.63 13.21 8.17
S&P 500 Equal Weight (1.37) 24.33 6.48
Growth Stocks
ii
30.30 6.02 11.72
Value Stocks
iii
(9.99) 23.13 4.71
Russell 2000 (1.46) 35.06 4.05
Long Term Treasury Bonds
iv
19.17 (14.61) 7.02
Investment Grade Corporate Bonds
v
8.87 (3.71) 3.92
High Yield Corporate Bonds
vi
0.97 3.84 2.01
Makeup of Russell Growth and Value Indices
Benchmark Number of Stocks
Russell 1000 Growth 499
Russell 1000 Value 842
Number of Stocks in Both 317

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2021
3
processor, Fidelity National, a company that, alongside existing portfolio holding Fiserv, will benefit directly from higher spending while insurance broker, Aon, will see profit revenues rise along with insurance premiums.
In the longer term, we know that the global labor force is shrinking. Whether near-term wage growth is somewhat faster or marginally slower than currently predicted, companies will invest in software and other technologies to automate tasks and increase efficiency.
Beneficiaries of this trend will be found among sellers and buyers of these tools. We invest in both.
We are always on the lookout for exciting new companies, but need look no further than Fund holding, Microsoft, a leader in cloud computing, cyber security, gaming, and virtual communication tools, not to mention word processing, for a reminder that “old”
companies can also be leaders and great investments.
Whether due to snarled supply chains or weather events, if commodity prices and other input costs rise, some companies will be in a far better position than others to pass along higher prices to customers. We look for dominant players in businesses with few or weak competitors and high barriers to entry.
If interest rates do rise more than currently expected, countless businesses could be stuck with sharply higher financing costs. The weakest may find themselves unable to raise capital at any price. We favor companies with more than enough free cash flow to finance their own growth.
In the coming months, we believe that much attention will be given to economic data releases. There will be much speculation about the reactions of central bankers, principally Jay Powell, chair of the U.S. Fed. Commentators will likely lean on the most common of forecasting tools: extrapolation. Traders will trade and markets will move in unpredictable ways. It is our belief that all of this noise will produce at least one predictable result: fluctuating sentiment will lead to specific mispriced securities and attractive investment opportunities.
During the period, the following stocks were the key contributors and detractors of fund performance.
Regards,
Spears Abacus
(i) Logistics and supply chain company Project44 reported that shipping containers are sitting at port, on average, for 13 days, well below the peak of 26 days, but still above the 6-day average pre-pandemic.
(ii) Russell 1000 Growth Index
(iii) Russell 1000 Value Index
(iv) iShares 20+ Year Treasury Bond ETF
(v) iShares iBoxx $ Investment Grade Corporate Bond ETF
(vi) iShares iBoxx $ High Yield Corporate Bond ETF
(vii) FTSE Russell Fact Sheet
Top Contributors Contribution (%) Bottom Contributors Contribution (%)
ALPHABET INC 2.57 BALL CORP        -0.28
MICROSOFT 1.91 FISERV INC -0.16
GENERAL MOTORS 1.33 PROSUS N V -0.15
ORACLE CORP 1.09 CDK GLOBAL INC -0.09
JP MORGAN CHASE & CO 0.66 ALIBABA GROUP HLDG -0.06

The BeeHive Fund
SCHEDULE OF INVESTMENTS
June 30, 2021
4
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.6%
Consumer Discretionary - 18.1%
14,550 Alibaba Group Holding, Ltd., ADR
(a)
$ 3,299,649
35,760 Aptiv PLC
(a)
5,626,121
98,520 Comcast Corp., Class A 5,617,610
109,550 General Motors Co.
(a)
6,482,073
108,720 Prosus NV, ADR
(a)
2,130,912
56,513 Restaurant Brands International, Inc. 3,641,698
13,930 Whirlpool Corp. 3,037,019
29,835,082
Consumer Staples - 8.9%
63,600 Molson Coors Beverage Co., Class B
(a)
3,414,684
81,940 Mondelez International, Inc., Class A 5,116,334
49,750 Nestle SA, ADR 6,205,815
14,736,833
Financials - 13.8%
15,320 Aon PLC, Class A 3,657,803
11,720 Berkshire Hathaway, Inc., Class B
(a)
3,257,223
36,970 Chubb, Ltd. 5,876,012
42,950 Intercontinental Exchange, Inc. 5,098,165
31,610 JPMorgan Chase & Co. 4,916,619
22,805,822
Health Care - 10.8%
15,555 Becton Dickinson and Co. 3,782,821
17,055 Gilead Sciences, Inc. 1,174,407
77,467 Tabula Rasa HealthCare, Inc.
(a)
3,873,350
17,720 Thermo Fisher Scientific, Inc. 8,939,208
17,769,786
Industrials - 5.9%
61,030 Berry Global Group, Inc.
(a)
3,980,377
106,770 BrightView Holdings, Inc.
(a)
1,721,132
15,000 Danaher Corp. 4,025,400
9,726,909
Materials - 5.5%
32,370 Ball Corp. 2,622,617
63,950 Crown Holdings, Inc. 6,536,330
9,158,947
Real Estate - 2.1%
28,530 Prologis, Inc. REIT 3,410,191
Software & Services - 27.4%
3,082 Alphabet, Inc., Class A
(a)
7,525,597
2,251 Alphabet, Inc., Class C
(a)
5,641,726
87,110 CDK Global, Inc. 4,328,496
23,240 Fidelity National Information Services, Inc. 3,292,411
39,990 Fiserv, Inc.
(a)
4,274,531
57,755 Microsoft Corp. 15,645,830
59,860 Oracle Corp. 4,659,502
45,368,093
Technology Hardware & Equipment - 4.1%
49,765 Apple, Inc. 6,815,814
Total Common Stock (Cost $71,189,556) 159,627,477
Shares Security Description Value
Money Market Fund - 3.2%
5,339,406 Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares,
0.01%
(b)
(Cost $5,339,406) 5,339,406
Investments, at value - 99.8% (Cost $76,528,962) $ 164,966,883
Other Assets & Liabilities, Net - 0.2% 355,734
Net Assets - 100.0% $ 165,322,617
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 159,627,477
Level 2 - Other Significant Observable Inputs 5,339,406
Level 3 - Significant Unobservable Inputs –
Total $ 164,966,883
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary 18.1%
Consumer Staples 8.9%
Financials 13.8%
Health Care 10.8%
Industrials 5.9%
Materials 5.6%
Real Estate 2.1%
Software & Services 27.5%
Technology Hardware & Equipment 4.1%
Money Market Fund 3.2%
100.0%

The BeeHive Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021
5
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $76,528,962) $ 164,966,883
Receivables:
Fund shares sold 405,000
Dividends 88,620
Prepaid expenses 10,275
Total Assets
165,470,778
LIABILITIES
Accrued Liabilities:
Investment advisor fees 101,184
Fund services fees 21,120
Other expenses 25,857
Total Liabilities
148,161
NET ASSETS
$ 165,322,617
COMPONENTS OF NET ASSETS
Paid-in capital $ 67,511,632
Distributable earnings 97,810,985
NET ASSETS
$ 165,322,617
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,619,042
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 21.70

The BeeHive Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2021
6
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $36,404) $ 770,960
Total Investment Income
770,960
EXPENSES
Investment advisor fees 590,000
Fund services fees 114,347
Custodian fees 7,978
Registration fees 4,451
Professional fees 24,434
Trustees’ fees and expenses 2,286
Other expenses 22,806
Total Expenses 766,302
NET INVESTMENT INCOME
4,658
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 8,269,349
Net change in unrealized appreciation (depreciation) on investments
9,958,778
NET REALIZED AND UNREALIZED GAIN
18,228,127
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 18,232,785

The BeeHive Fund
STATEMENTS OF CHANGES IN NET ASSETS
7
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2021
For the Year
Ended
December 31,
2020
OPERATIONS
Net investment income $ 4,658 $ 305,249
Net realized gain 8,269,349 3,342,991
Net change in unrealized appreciation (depreciation) 9,958,778 16,524,482
Increase in Net Assets Resulting from Operations
18,232,785 20,172,722
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (2,477,905)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,045,976 2,018,346
Reinvestment of distributions – 2,411,269
Redemption of shares
(3,643,836) (6,851,713)
Decrease in Net Assets from Capital Share Transactions
(2,597,860) (2,422,098)
Increase in Net Assets
15,634,925 15,272,719
NET ASSETS
Beginning of period
149,687,692 134,414,973
End of period
$ 165,322,617 $ 149,687,692
SHARE TRANSACTIONS
Sale of shares 50,058 117,749
Reinvestment of distributions – 126,913
Redemption of shares
(177,958) (403,672)
Decrease in Shares
(127,900) (159,010)

The BeeHive Fund
FINANCIAL HIGHLIGHTS
8
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2021
For the Years Ended December 31,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning of
Period
$ 19.32 $ 17.00 $ 13.10 $ 15.23 $ 14.26 $ 13.64
INVESTMENT OPERATIONS
Net investment income (a) 0.00(b) 0.04 0.24 0.13 0.10 0.13
Net realized and unrealized gain
(loss)
2.38 2.61 4.50 (1.79) 1.48 0.70
Total from Investment Operations
2.38 2.65 4.74 (1.66) 1.58 0.83
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.04) (0.24) (0.13) (0.09) (0.13)
Net realized gain
– (0.29) (0.60) (0.34) (0.52) (0.08)
Total Distributions to Shareholders
– (0.33) (0.84) (0.47) (0.61) (0.21)
NET ASSET VALUE, End of
Period
$ 21.70 $ 19.32 $ 17.00 $ 13.10 $ 15.23 $ 14.26
TOTAL RETURN
12.32%(c) 15.59% 36.28% (10.98)% 11.07% 6.11%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 165,323 $ 149,688 $ 134,415 $ 105,406 $ 130,876 $ 117,849
Ratios to Average Net Assets:
Net investment income 0.01%(d) 0.23% 1.49% 0.84% 0.64% 0.99%
Net expenses 0.97%(d) 0.98% 0.98% 0.99% 0.99%(e) 0.99%
Gross expenses 0.97%(d) 0.99%(f) 0.98%(f) 0.99%(f) 0.99% 1.00%(f)
PORTFOLIO TURNOVER RATE 5%(c) 22% 10% 10% 14% 15%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
9
Note 1. Organization
The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if
(1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
10
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2021, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – Spears Abacus Advisors LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the Act. The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee up to 0.25% of the Fund’s average daily net assets.
The Fund has suspended payments under its Rule 12b-1 plan until further notice and has not paid any distribution fees to date. The
Fund may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021
11
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total annual Fund operating expenses after fee waiver and/or expense reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses)
to 0.99% of the Fund’s average daily net assets through April 30, 2022 (“the Expense Cap”). For the period ended June 30, 2021, there were no fees waived.
The Advisor may recoup from the Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual Fund operating expenses after fee waiver and/or expense reimbursement of the Fund (after giving effect to the recouped amount) to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/
reimbursed. As of June 30, 2021 , $23,227 is subject to recapture by the Advisor.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2021 totaled $8,191,879 and $10,797,875, respectively.
Note 6. Federal Income Tax
As of June 30, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of December 31, 2020, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact. Effective July 31, 2021, following the acquisition of MUFG Union Bank, N.A. by US Bank, US Bank serves as the Fund's custodian.
Gross Unrealized Appreciation $ 88,454,630
Gross Unrealized Depreciation (16,709)
Net Unrealized Appreciation $ 88,437,921
Undistributed Ordinary Income
$ 24,992
Undistributed Long-Term Gain
1,094,044
Net Unrealized Appreciation
78,459,164
Total
$ 79,578,200

The BeeHive Fund
ADDITIONAL INFORMATION
June 30, 2021
12
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (866) 684-4915 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (866) 684-4915 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2021 through June 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
January 1, 2021
Ending
Account Value
June 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,123.19 $ 5.11 0.97%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.98 $ 4.86 0.97%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, Maine 04101
www.foreside.com
237-SAR-0621

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 24, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 24, 2021